Condensed Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0
Costs and expenses
Research and development (including $585, $387, $2,248, $1,144 and $825 in share-based compensation costs)	4,192	2,398	15,470	3,849	2,154
General and administrative (including $1,194, $1,080, $6,275, $2,670 and $1,925 in share-based compensation costs)	2,818	2,900	12,390	8,192	3,831
Cost of Lion transaction			0	0	16,656
Total costs and expenses	7,010	5,298	27,860	12,041	22,641
Loss from operations	(7,010)	(5,298)	(27,860)	(12,041)	(22,641)
Other income (expense)
Interest income (expense)	126	0	200	6	(445)
Cost to induce exchange transaction			0	0	(2,296)
Total other income (expense)			200	6	(2,741)
Net Loss	$ (6,884)	$ (5,298)	(27,660)	(12,035)	(25,382)
Deemed dividend related to beneficial conversion feature of convertible preferred stock			0	0	(8,462)
Net Loss Attributable to common Stockholders			$ (27,660)	$ (12,035)	$ (33,844)
Net Loss Per Share, Basic and Diluted	$ (0.14)	$ (0.14)	$ (0.62)	$ (0.48)	$ (3.47)
Weighted-Average Common Shares Outstanding, Basic and Diluted	48,547,534	37,678,662	44,410,036	24,985,542	9,762,513